Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Accounts receivables, allowance	¥ 12,496	$ 1,915	¥ 4,770
Current liabilities	1,832,940	280,910	1,266,779
Non-current liabilities	¥ 4,687,190	$ 718,342	¥ 3,267,231
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares, issued			566,716,480
Common stock, value, outstanding			566,716,480
VIEs
Current liabilities	¥ 1,226,685	$ 187,997	¥ 1,105,046
Non-current liabilities	212,413	32,554	226,933
VIEs | Nonrecourse
Current liabilities	102,267	15,672	107,511
Non-current liabilities	¥ 212,413	$ 32,554	¥ 226,933
Class A Ordinary Shares
Common stock, shares authorized	4,500,000,000	4,500,000,000
Common stock, shares, issued	344,577,783	344,577,783
Common stock, value, outstanding	344,577,783	344,577,783
Class B Ordinary Shares
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares, issued	380,214,434	380,214,434
Common stock, value, outstanding	380,214,434	380,214,434